Cover	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity File Number	001-38793
Entity Registrant Name	INMUNE BIO INC.
Entity Central Index Key	0001711754
Entity Tax Identification Number	47-5205835
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	980 North Federal Highway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(858)
Local Phone Number	964 3720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per shares
Trading Symbol	INMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable